Condensed Consolidated Interim Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Current Assets
Cash and cash equivalents	$ 56,547	$ 55,641	$ 21,788
Trade receivables, net	26,228	19,877	24,581
Other accounts receivables	4,940	5,965	3,077
Inventories	78,713	88,479	80,237
Total Current Assets	166,428	169,962	129,683
Non-Current Assets
Property, plant and equipment, net	31,971	28,224	26,936
Right-of-use assets	7,552	7,761	5,517
Intangible assets, Goodwill and other long-term assets	136,830	140,465	143,986
Contract assets	8,257	8,495	8,267
Total Non-Current Assets	184,610	184,945	184,706
Total Assets	351,038	354,907	314,389
Current Liabilities
Current maturities of bank loans			4,444
Current maturities of lease liabilities	1,494	1,384	1,063
Current maturities of other long term liabilities	12,610	14,996	25,077
Trade payables	19,532	24,804	27,969
Other accounts payables	7,233	8,261	7,235
Deferred revenues	27	148	38
Total Current Liabilities	40,896	49,593	65,826
Non-Current Liabilities
Bank loans			10,741
Lease liabilities	7,065	7,438	4,972
Contingent consideration	17,085	18,855	19,028
Other long-term liabilities	34,238	34,379	36,514
Employee benefit liabilities, net	602	621	556
Total Non-Current Liabilities	58,990	61,293	71,811
Shareholder’s Equity
Ordinary shares	15,023	15,021	11,737
Additional paid in capital net	266,313	265,848	210,727
Capital reserve due to translation to presentation currency	(3,490)	(3,490)	(3,490)
Capital reserve from hedges	(12)	140	(67)
Capital reserve from share-based payments	6,444	6,427	5,902
Capital reserve from employee benefits	283	275	424
Accumulated deficit	(33,409)	(40,200)	(48,481)
Total Shareholder’s Equity	251,152	244,021	176,752
Total Liabilities and Shareholder’s Equity	$ 351,038	$ 354,907	$ 314,389